Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equipment
Equipment, Gross	$ 10,583	$ 10,236
Accumulated depreciation	(9,289)	(8,969)
Equipment, net	1,294	1,267
Laboratory equipment [Member]
Equipment
Equipment, Gross	6,741	6,430
Office equipment and leasehold improvements [Member]
Equipment
Equipment, Gross	$ 3,842	$ 3,806